Lease Liabilities - Schedule of Lease Liabilities (Details) - ZAR (R) R in Thousands	Feb. 28, 2026	Feb. 28, 2025
Schedule of Lease Liabilities [Abstract]
Non-current liabilities	R 158,577	R 127,251
Current liabilities	129,288	77,445
Lease liabilities	R 287,865	R 204,696